INCOME TAXES (Schedule of Reconciliation of Tax Computed by Applying Statutory Income Tax Rate of Company to Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax computed at parent statutory tax rate
Non-deductible expenses	10.7	5.7	2.1
Foreign tax rate differences	25.2	12.0	0.2
Income not subject to taxation	(29.7)	(0.2)	(7.9)
Others	(21.0)	(5.2)	0.1
Changes in the valuation allowance	10.5	(2.2)	6.9
Income tax expense	$ (4.3)	$ 10.1	$ 1.4